Warrants - Schedule of Warrants Outstanding and Warrants Exercisable (Details) - Restricted Warrants [Member[	12 Months Ended
Jul. 31, 2025 $ / shares shares
Schedule of Warrants Outstanding and Warrants Exercisable [Line Items]
Number of Shares, Warrants Outstanding | shares	137,086
Weighted Average Remaining Contractual life (in years), Warrants Outstanding	5 years 7 days
Weighted Average Exercise Price, Warrants Outstanding | $ / shares	$ 21.6
Number of Shares, Warrants Exercisable | shares
Weighted Average Exercise Price, Warrants Exercisable | $ / shares